DERIVATIVE LIABILITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Derivative Liability [Abstract]
Schedule of assumptions were used in the Black-Scholes valuation model
	Nine months ended September 30, 2022	Year ended December 31, 2021
Conversion price	$ 0.05 to $0.15	$ 0.05 to $0.24
Risk free interest rate	0.79 to 4.25%	0.05 to 1.12%
Expected life of derivative liability	1.5 to 59 months	1.6 to 49.6 months
Expected volatility of underlying stock	120.49 to 258.3%	161.19 to 215.33%
Expected dividend rate	0%	0%

	Year Ended December 31, 2021	Year Ended December 31, 2020
Conversion price	$0.05 to $0.24	$0.015 to $2.00
Risk free interest rate	0.05 to 1.12%	0.09 to 1.53%
Expected life of derivative liability	1.6 to 49.6 months	1 to 12 months
Expected volatility of underlying stock	161.19 to 215.33%	171.7 to 222.6%
Expected dividend rate	0%	0%

Schedule of movement in derivative liability
	September 30, 2022	December 31, 2021
Opening balance	$407,161	$2,966,416
Derivative financial liability arising from convertible note and warrants	238,182	2,569,000
Fair value adjustment to derivative liability	65,046	(5,128,255)
	$710,389	$407,161

	December 31, 2021	December 31, 2020
Opening balance	$2,966,416	$905,576
Derivative financial liability arising from convertible note	2,569,000	1,406,369
Fair value adjustment to derivative liability	(5,128,255)	(654,471)
	$407,161	$2,966,416